CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of Strategy
The company’s strategy is to maintain the measures set out in the following schedule as at December 31:

(MILLIONS)	2025	2024
Non-recourse borrowings(1)	$15,350	$13,844

Deferred income tax liabilities, net(2)	7,160	6,437
Interests held in BRHC by Brookfield renewable	5,245	4,432
BEPC exchangeable and class A.2 exchangeable shares	5,016	4,168
Equity
Participating non-controlling interest – in operating subsidiaries	9,305	10,508
Participating non-controlling interest – in a holding subsidiary held by Brookfield Renewable	333	259
The partnership	(406)	1,341
Total capitalization	$42,003	$40,989
Debt-to-total capitalization	37%	34%
(1)Excludes $86 million (2024: $69 million) of deferred financing fees, net of unamortized premiums.
(2)Deferred income tax liabilities less deferred income tax assets.